Investments in and Advances to, and Transactions with Associated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Former Investment in Toshiba Matsushita Display Technology Co., Ltd.

	Yen (millions)
	2011	2010
Current assets	1,307,304	1,065,594
Other assets	370,295	488,755

	1,677,599	1,554,349
Current liabilities	740,580	775,170
Other liabilities	541,691	370,949

Net assets	395,328	408,230

Company's equity in net assets	127,219	146,825

	Yen (millions)
	2011	2010	2009
Net sales	1,151,710	1,176,332	1,568,499
Gross profit	267,498	254,507	292,589
Net income (loss)	38,377	(10,572)	(70,779)

Purchases and Dividends Received from Investee Companies

	Yen (millions)
	2011	2010	2009
Purchases from	198,560	287,598	315,829
Dividends received	4,968	4,301	4,528

Associated Companies [Member]
Investment Equity Securities Quoted Market Values and Related Carrying Amounts

	Yen (millions)
	2011	2010
Carrying amount	39,267	50,314
Market value	42,920	61,294